Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000205719 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000205719 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205719 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.00%
C000205719 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.10%
C000205719 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.90%
C000205719 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205719 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.50%
C000205719 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205718 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000205718 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205718 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.00%
C000205718 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.10%
C000205718 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	17.90%
C000205718 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205718 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.50%
C000205718 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%